Summary of Significant Accounting Policies (Details) - Schedule of total revenue by product categories - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by product categories [Line Items]
Total revenue		$ 228,436,696	$ 221,514,742	$ 139,573,958
Beauty products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by product categories [Line Items]
Total revenue		153,428,218	141,111,215	113,645,885
Health products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by product categories [Line Items]
Total revenue		16,565,637	39,717,066	13,813,746
Sundry products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by product categories [Line Items]
Total revenue	[1]	50,484,777	31,599,246	8,530,111
Other products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by product categories [Line Items]
Total revenue		$ 7,958,064	$ 9,087,215	$ 3,584,216

[1]	Sundry products include primarily home goods, such as bedding and bath products, home décor, dining and tabletop items, storage containers, car supplies, cleaning agents, and laundry supplies. It also includes spa supplies, clothing, formula milk, and diapers.